SALE OF INVESTMENT (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
SALE OF INVESTMENT
Gain on sale of investment in Peoples Health Network	$ 0	$ 0	$ 15
Membership interest in Peoples Health Network (as a percent)			50.00%